Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 108,936	$ 279
Provision for credit losses	89,719	110,229
Foreign exchange translation	3,340	(1,572)
Ending balance	$ 201,995	$ 108,936